General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Description of Business

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Indonesia, Argentina, Brazil and Turkey.

Basis of Presenting Consolidated Financial Statements

(b) Basis of Presenting Consolidated Financial Statements

The Company and its Japanese subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles (U.S.GAAP).

Consolidation Policy

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

Use of Estimates

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. GAAP. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, realizable values of inventories, realization of deferred tax assets, damaged and impairment losses on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. Further changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

Revenue Recognition

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Cash Equivalents

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

Inventories	(g) Inventories Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.
Investments in Securities

(h) Investments in Securities

Investments in securities consist of investment in affiliates and debt and equity securities.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2012 and 2013.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2011, 2012 and 2013.

Non-marketable equity securities are carried at cost, and are examined for the possibility of impairment periodically.

Goodwill

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. For the years ended March 31, 2011, 2012 and 2013, Honda did not recognize any goodwill impairment losses.

The carrying amount of goodwill at March 31, 2012 and 2013 was ¥10,426 million and ¥10,296 million, respectively and is included in other assets of the consolidated balance sheets.

Property on Operating Leases

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

Depreciation and Amortization

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the straight line method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. In recent years, because sales of global strategic product models are increasing, Honda has been enhancing its production systems and the versatility of production equipment to have better flexibility to meet changes in global customer demand. Further, Honda has resumed more normalized capital expenditures which Honda had previously held down due to the financial crisis beginning in the fiscal year ended March 31, 2009. Effective April 1, 2012, Honda changed to the straight line method of depreciation because management believes it better reflects the future economic benefit from the usage of property, plant and equipment under this more flexible and versatile production arrangement. The effect of the change in depreciation method is recognized prospectively as a change in accounting estimate in accordance with the FASB Accounting Standards Codification (ASC) 250 “Accounting Changes and Error Corrections”.

As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥56,300 million. Net income attributable to Honda Motor Co., Ltd. and Basic net income attributable to Honda Motor Co., Ltd. per common share for the year ended March 31, 2013 increased by approximately ¥35,746 million and ¥19.83, respectively.

Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed of

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Honda did not recognize any significant impairment losses on long-lived assets, excluding property on operating leases for the years ended March 31, 2011, 2012 and 2013.

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

Income Taxes

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statements of income.

Product-Related Expenses

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥210,803 million, ¥195,284 million and ¥254,016 million, for the years ended March 31, 2011, 2012 and 2013, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2011, 2012 and 2013 was 1,806,360,505 shares, 1,802,300,720 shares and 1,802,298,819 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2011, 2012 or 2013.

Foreign Currency Translation and Transactions

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ (60,514)	¥ 4,563	¥ 36,794

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments (note 17).

Derivative Financial Instruments

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements (notes 16 and 17).

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreements exist and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

Shipping and Handling Costs

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ 160,773	¥ 155,276	¥ 160,843

Asset Retirement Liability

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

Adoption of New Accounting Pronouncements

(t) Adoption of New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income”, which amends the FASB Accounting Standards Codification (ASC) 220 “Comprehensive Income”. This amendment requires reporting entities to report other comprehensive income as components of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and is effective retrospectively.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of pending amendments to current accounting guidance prescribed in ASU 2011-05.

Honda adopted ASU 2011-05 as amended by ASU 2011-12, effective April 1, 2012, and discloses consolidated statements of comprehensive income as two separate but consecutive statements.

Immaterial Corrections of Prior Years' Consolidated Balance Sheets and Consolidated Statements of Changes in Equity

(w) Immaterial Corrections of the Prior Years’ Consolidated Balance Sheets and Consolidated Statements of Changes in Equity

Honda corrected its attribution method used to calculate the projected benefit obligation for certain pension plans, which resulted in an increase in other liabilities for prior fiscal years. Cumulative effect adjustments have been made as of April 1, 2010, the earliest period presented, to increase other liabilities by ¥17,228 million and to decrease retained earnings by ¥10,388 million, net of tax. Honda believes that the effects of this correction were inconsequential to the Company’s consolidated financial statements for the fiscal years ended March 31, 2011 and 2012, therefore, no other adjustments were made to those consolidated financial statements.

Immaterial Corrections of Prior Years' Consolidated Statements of Cash Flows

(x) Immaterial Corrections of the Prior Years’ Consolidated Statements of Cash Flows

Adjustments have been made to correct previous immaterial understatements in both depreciation excluding property on operating leases, which is included in cash flows from operating activities, and payments of other debt, which is included in Other, net in cash flows from financing activities, in the consolidated statements of cash flows for the years ended March 31, 2011 and 2012. These adjustments increased previously reported net cash provided by operating activities and increased previously reported net cash used in financing activities by ¥25,776 million for the year ended March 31, 2011 and ¥24,109 million for the year ended March 31, 2012.

The Great East Japan Earthquake Occurred on March 11, 2011
Impact on the Company's Consolidated Financial Position or Results of Operations

(u) Impact on the Company’s Consolidated Financial Position or Results of Operations of the Great East Japan Earthquake Occurred on March 11, 2011

As a result of the Great East Japan Earthquake on March 11, 2011, the Company and its domestic consolidated subsidiaries recognized ¥45,720 million of costs and expenses, of which ¥17,450 million is included in cost of sales and ¥28,270 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2011. These costs and expenses mainly consist of unallocated fixed production overhead of ¥15,062 million caused by temporary suspension of production which is included in cost of sales, and loss on damaged property, plant and equipment of ¥15,647 million which is included in selling, general and administrative expenses. Fixed costs of ¥7,723 million pertaining to certain R&D activities incurred during the period such activities were suspended are not included in research and development, but selling, general and administrative expenses.

The costs of restoration activities amounted to ¥19,797 million and ¥11,056 million are included in selling, general and administrative expenses in the accompanying consolidated statements of income for the years ended March 31, 2012 and 2013, respectively.

The Floods in Thailand
Impact on the Company's Consolidated Financial Position or Results of Operations

(v) Impact on the Company’s Consolidated Financial Position or Results of Operations of the Floods in Thailand

In October 2011, Thailand suffered from severe floods that caused damage to inventories, and machinery and equipment of certain consolidated subsidiaries and affiliates of the Company. Accordingly, production activities in plant facilities at Honda and its affiliates had been temporarily affected by the floods for the year ended March 31, 2012.

Honda recognized ¥23,420 million of costs and expenses, of which ¥10,680 million is included in cost of sales and ¥12,740 million is included in selling, general and administrative expenses in the accompanying consolidated statements of income for the year ended March 31, 2012. These costs and expenses mainly consist of losses on damaged inventories of ¥7,330 million which is included in cost of sales, and losses on damaged property, plant and equipment of ¥7,654 million which is included in selling, general and administrative expenses.

In addition, Honda recognized insurance recoveries of ¥21,725 million and ¥16,278 million for the years ended March 31, 2012 and 2013, respectively, which are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Honda recognizes insurance recoveries in excess of the incurred losses when settlements with insurance companies are reached.